Reply Attention of	Virgil Z. Hlus
Direct Tel.	604.891.7707
EMail Address	vzh@cwilson.com
Our File No.	28313-1 / CW1297476.1

June 28, 2007

VIA COURIER AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

USA

Attention:	Duc Dang

Dear Sirs:

Re: Counterpath Solutions, Inc. Preliminary Information Statement on Schedule 14C Filed on May 24, 2007 File No. 000-50346

Thank you for your letter of June 13, 2007 with respect to the Preliminary Information Statement on Schedule 14C filed by Counterpath Solutions, Inc. (the “Company”) on May 24, 2007.

We enclose one black-lined copy of Amendment No. 1 of the Schedule 14C (the “Schedule 14C/A”). Our responses are numbered in a manner that corresponds with your comments as set out in your letter of June 13, 2007.

General

1.            Throughout this document there is omitted information even though it appears that the events pertaining to such information have occurred. For instance, you disclose that your board has approved the amendments to your Articles but have not disclosed the date on which they were approved. You also disclose that you obtained written consent from a majority of your outstanding shareholders but have not disclosed the date such consent was received. To the extent that omitted information is already known, it should be disclosed. Please revise this document accordingly or advise why continued omission is appropriate.

The Preliminary Information Statement on Schedule 14C has been amended to include all outstanding information.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

We look forward to any further comments you may have regarding this Schedule 14C/A or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.891.7707.

Yours truly,

CLARK WILSON LLP

Per: /s/ Virgil Z. Hlus

Virgil Z. Hlus

VZH/lvk

Encl.